Related Parties-Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Labor cost and related expenses	$ 2,202	$ 1,737	$ 1,791
Share-based payments	2,075	817	798
Other	406	420	446
Key management compensation	$ 4,683	$ 2,974	$ 3,035